Income Taxes	12 Months Ended
Dec. 28, 2014
Income Tax Disclosure [Abstract]
INCOME TAXES
Income Taxes
The provision for taxes on income consists of:

(Dollars in Millions)	2014	2013	2012
Currently payable:
U.S. taxes	$2,625	594	2,023
International taxes	1,174	1,653	1,277
Total currently payable	3,799	2,247	3,300
Deferred:
U.S. taxes	(258)	(251)	(120)
International taxes	699	(356)	81
Total deferred	441	(607)	(39)
Provision for taxes on income	$4,240	1,640	3,261

A comparison of income tax expense at the U.S. statutory rate of 35% in 2014, 2013 and 2012, to the Company’s effective tax rate is as follows:

(Dollars in Millions)	2014	2013	2012
U.S.	$8,001	4,261	4,664
International	12,562	11,210	9,111
Earnings before taxes on income:	$20,563	15,471	13,775
Tax rates:
U.S. statutory rate	35.0%	35.0	35.0
International operations excluding Ireland	(7.0)	(10.6)	(9.8)
Ireland and Puerto Rico operations	(6.9)	(9.0)	(3.9)
Research and orphan drug tax credits	(0.3)	(0.8)	—
U.S. state and local	1.0	0.4	1.3
U.S. manufacturing deduction	(0.6)	(0.8)	(0.9)
U.S. tax on international income	1.4	1.7	1.1
U.S. tax benefit on asset/business disposals	(1.9)	(5.1)	—
All other	(0.1)	(0.2)	0.9
Effective tax rate	20.6%	10.6	23.7

The increase in the 2014 effective tax rate, as compared to 2013, was attributable to the following: the divestiture of the Ortho-Clinical Diagnostics business at an approximate 44% effective tax rate, litigation accruals at low tax rates, the mix of earnings into higher tax jurisdictions, primarily the U.S., the accrual of an additional year of the Branded Prescription Drug Fee, which is not tax deductible, and additional U.S. tax expense related to a planned increase in dividends from current year foreign earnings as compared to the prior year. These increases to the 2014 effective tax rate were partially offset by a tax benefit of $0.4 billion associated with the Conor Medsystems divestiture.
The 2013 effective tax rate was reduced by a tax benefit associated with the write-off of assets for tax purposes associated with Scios, Inc., and the inclusion of both the 2013 and 2012 benefit from the Research and Development tax credit and the Controlled Foreign Corporation look-through provisions, because those provisions were enacted into law in January 2013 and were retroactive to January 1, 2012.
The 2014 effective tax rate was also reduced as the Company adjusted its unrecognized tax benefits as a result of (i) the federal appeals court’s decision in OMJ Pharmaceuticals, Inc.’s litigation regarding credits under former Section 936 of the Internal Revenue Code (see Note 21 to the Consolidated Financial Statements for additional information), and (ii) a settlement of substantially all issues related to the Company’s U.S. Internal Revenue Service audit of tax years 2006 - 2009. The impact of the settlement is reflected in the U.S. tax on international income and the All other line items within the above reconciliation.
The items noted above reflect the key drivers of the rate reconciliation.
The Company has subsidiaries operating in Puerto Rico under various tax incentives.
Temporary differences and carryforwards for 2014 and 2013 were as follows:

	2014 Deferred Tax			2013 Deferred Tax
(Dollars in Millions)	Asset		Liability	Asset		Liability
Employee related obligations	$3,426			1,908
Stock based compensation	799			1,121
Depreciation			(564)			(772)
Non-deductible intangibles			(6,671)			(6,250)
International R&D capitalized for tax	1,433			1,656
Reserves & liabilities	1,497			1,587
Income reported for tax purposes	1,067			1,043
Net operating loss carryforward international	949			1,090
Miscellaneous international	1,128	(1)	(305)	1,508	(1)	(361)
Miscellaneous U.S.	996			927
Total deferred income taxes	$11,295		(7,540)	10,840		(7,383)

(1) The $1,128 million in 2014 was net of a valuation allowance related to Belgium of $172 million. The $1,508 million in 2013 was net of a valuation allowance related to Belgium of $187 million.

The difference between the net deferred tax on income per the balance sheet and the net deferred tax above is included in taxes on income on the balance sheet. The Company has wholly-owned international subsidiaries that have cumulative net losses. The Company believes that it is more likely than not that these subsidiaries will realize future taxable income sufficient to utilize these deferred tax assets.
The following table summarizes the activity related to unrecognized tax benefits:

(Dollars in Millions)	2014	2013	2012
Beginning of year	$2,729	3,054	2,699
Increases related to current year tax positions	281	643	538
Increases related to prior period tax positions	295	80	57
Decreases related to prior period tax positions	(288)	(574)	(41)
Settlements	(477)	(418)	(120)
Lapse of statute of limitations	(75)	(56)	(79)
End of year	$2,465	2,729	3,054

The unrecognized tax benefits of $2.5 billion at December 28, 2014, if recognized, would affect the Company’s annual effective tax rate. The Company conducts business and files tax returns in numerous countries and currently has tax audits in progress with a number of tax authorities. The IRS has completed its audit for the tax years through 2009; however, there are a limited number of issues remaining open for prior tax years going back to 1999. In other major jurisdictions where the Company conducts business, the years remain open generally back to the year 2004. The Company believes it is possible that audits may be completed by tax authorities in some jurisdictions over the next twelve months.  However, the Company is not able to provide a reasonably reliable estimate of the timing of any other future tax payments relating to uncertain tax positions.
The Company classifies liabilities for unrecognized tax benefits and related interest and penalties as long-term liabilities. Interest expense and penalties related to unrecognized tax benefits are classified as income tax expense. The Company recognized after tax interest expense of $12 million, $40 million and $41 million in 2014, 2013 and 2012, respectively. The total amount of accrued interest was $298 million and $412 million in 2014 and 2013, respectively.